10-Q SEGMENT REPORTING - Reconciliation of Net Income (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total gross profit	$ 18,766,287	$ 9,783,839	$ 59,911,074	$ 38,828,883
Sales and marketing	(1,929,944)	(729,004)	(4,905,747)	(2,596,140)
General, administrative and other (including stock-based compensation)	(11,353,499)	(696,892)	(26,482,571)	(1,426,865)
Depreciation and amortization expense	(1,682,054)	(1,043)	(3,409,928)	(4,282)
Other (expense) income	(53,028)	(210,432)	(146,443)	(347,013)
Gain on change in fair value of warrant liability	946,960	0	(4,204,360)	0
Interest expense	(3,670,445)	(357,383)	(9,866,821)	(42,798)
Interest income	421,426	7,457	594,764	1,474
Gain (Loss) on change in fair value of debt	(2,712,627)	(953,433)	(2,356,058)	(90,719)
Unrealized (loss) gain on investments	1,164,966	125,220	1,369,112	(1,045,623)
Provision for income taxes	(1,173,513)	656,467	(1,468,535)	(889,943)
Less: Net gain (loss) attributable to non-controlling interests	(73,274)	460,707	482,139	(704,699)
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	(1,348,745)	8,085,503	9,516,626	31,682,275
Portfolio servicing
Segment Reporting Information [Line Items]
Total gross profit	(144,457)	(22,243)	278,115	300,235
Active management
Segment Reporting Information [Line Items]
Total gross profit	18,838,527	9,806,082	59,020,991	38,528,648
Originations
Segment Reporting Information [Line Items]
Total gross profit	$ 72,217	$ 0	$ 611,968	$ 0